Financial Risk Management - Summary of Funding Programs (Detail) - 12 months ended Dec. 31, 2024 kr in Millions, $ in Millions	USD ($)	SEK (kr)
Euro Medium Term Note Program [member]
Disclosure Of Funding Programs [Line Items]
Amount | $	$ 5,000
Utilized | $	2,178
Unutilized | $	$ 2,822
Commercial Paper Program [Member]
Disclosure Of Funding Programs [Line Items]
Amount | kr		kr 10,000
Utilized | kr		1,615
Unutilized | kr		kr 8,385